Employee Benefit Expenses	12 Months Ended
Dec. 31, 2017
Employee benefit expenses [abstract]
Employee benefit expenses
11	Employee benefit expenses

	2015 RMB’000	2016 RMB’000	2017 RMB’000
Wages and salaries	1,719,419	1,666,806	1,769,535
Social welfare costs	694,415	640,710	622,854
Share options granted to directors and employees (Note 26)	22,702	18,004	11,276
Others (a)	159,110	162,014	349,331

Total employee benefit expense	2,595,646	2,487,534	2,752,996

(a)	For the year ended 31 December 2017, employee benefit expenses – others included the termination benefits accrued for employees accepted voluntary redundancy of a subsidiary of the Company amounting to RMB 154,081 thousands, which was paid subsequently in January 2018.

(i)	Five highest paid individuals

During the year ended 31 December 2015, 2016 and 2017, all 5 individuals with the highest emoluments are directors and supervisors whose emoluments are disclosed in Note 36(i).